Condensed Statements of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating Expenses
General and administrative expenses	$ (79,915)	¥ (519,950)	¥ (639,648)	¥ (568,741)
Changes in the fair value of contingent purchase consideration payables	(144)	(937)	93,307	(43,325)
Operating profit (loss)	(210,341)	(1,368,538)	(840,196)	(284,233)
Profit (loss) from continuing operations before income taxes	(154,899)	(1,007,814)	(943,082)	(353,445)
Income tax expense	13,859	90,170	11,160	(47,830)
Net loss attributable to the Company's ordinary shareholders	(118,767)	(772,730)	(633,598)	(428,099)
Parent Company
Operating Expenses
General and administrative expenses	(22,423)	(145,890)	(124,450)	(166,662)
Changes in the fair value of contingent purchase consideration payables	(144)	(937)	93,307	(43,325)
Operating profit (loss)	(22,567)	(146,827)	(31,143)	(209,987)
Other income	(14,634)	(95,210)	(169,915)	(152,100)
Profit (loss) from continuing operations before income taxes	(118,767)	(772,730)	(633,598)	(428,099)
Income tax expense	0	0	0	0
Net loss attributable to the Company's ordinary shareholders	(118,767)	(772,730)	(633,598)	(428,099)
Parent Company | Subsidiaries and Consolidated VIEs
Operating Expenses
Operating profit (loss)	$ (81,566)	¥ (530,693)	¥ (432,540)	¥ (66,012)